Shareholder Report, Average Annual Return (Details)	12 Months Ended	49 Months Ended	60 Months Ended	76 Months Ended	87 Months Ended	107 Months Ended	112 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000212719
Average Annual Return [Line Items]
Line Graph and Table Measure Name	US Quality Low Volatility Index
C000212720
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Developed Markets ex-US Quality Low Volatility Index
C000212721
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Quality Low Volatility Index
C000102368
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Factor Tilt Index
C000102369
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Developed Markets ex-US Factor Tilt Index
C000102370
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Emerging Markets Factor Tilt Index
C000159758
Average Annual Return [Line Items]
Line Graph and Table Measure Name	US Quality Large Cap Index
C000171075
Average Annual Return [Line Items]
Line Graph and Table Measure Name	STOXX<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> US ESG Select Index
C000171076
Average Annual Return [Line Items]
Line Graph and Table Measure Name	STOXX<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Global ESG Select Index
C000230177
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ESG & Climate US Large Cap Core Index
C000230178
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ESG & Climate Developed Markets ex-US Core Index
C000102371
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Upstream Natural Resources Index
C000130666
Average Annual Return [Line Items]
Line Graph and Table Measure Name	STOXX<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Global Broad Infrastructure Index
C000133169
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Quality Real Estate Index
C000119637
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Quality Dividend Index
C000119639
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Quality Dividend Defensive Index
C000119640
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Quality Dividend Index
C000119641
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Quality Dividend Dynamic Index
C000102372
Average Annual Return [Line Items]
Line Graph and Table Measure Name	iBoxx 3-Year Target Duration TIPS Index
C000105758
Average Annual Return [Line Items]
Line Graph and Table Measure Name	iBoxx 5-Year Target Duration TIPS Index
C000144481
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Disciplined Duration MBS Index
C000148066
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Credit-Scored US Corporate Bond Index
C000159757
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Credit-Scored US Long Corporate Bond Index
C000201101
Average Annual Return [Line Items]
Line Graph and Table Measure Name	High Yield Value-Scored Bond Index
C000230181
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ESG & Climate Investment Grade Corporate Core Index
C000109007
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ultra-Short Income
C000174705
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Core Select Bond
Without Sales Load [Member] | C000212719
Average Annual Return [Line Items]
Average Annual Return, Percent	10.76%		13.50%	11.26%
Without Sales Load [Member] | C000212720
Average Annual Return [Line Items]
Average Annual Return, Percent	14.84%		8.73%	6.24%
Without Sales Load [Member] | C000212721
Average Annual Return [Line Items]
Average Annual Return, Percent	18.14%		7.30%	5.55%
Without Sales Load [Member] | C000102368
Average Annual Return [Line Items]
Average Annual Return, Percent	18.07%		16.88%					12.88%
Without Sales Load [Member] | C000102369
Average Annual Return [Line Items]
Average Annual Return, Percent	29.37%		14.05%					7.85%
Without Sales Load [Member] | C000102370
Average Annual Return [Line Items]
Average Annual Return, Percent	23.35%		9.96%					7.10%
Without Sales Load [Member] | C000159758
Average Annual Return [Line Items]
Average Annual Return, Percent	25.00%		19.02%					13.29%
Without Sales Load [Member] | C000171075
Average Annual Return [Line Items]
Average Annual Return, Percent	18.79%		16.00%				14.66%
Without Sales Load [Member] | C000171076
Average Annual Return [Line Items]
Average Annual Return, Percent	22.47%		15.61%				13.19%
Without Sales Load [Member] | C000230177
Average Annual Return [Line Items]
Average Annual Return, Percent	17.89%	11.46%
Without Sales Load [Member] | C000230178
Average Annual Return [Line Items]
Average Annual Return, Percent	17.97%	6.34%
Without Sales Load [Member] | C000102371
Average Annual Return [Line Items]
Average Annual Return, Percent	12.77%		14.20%					9.26%
Without Sales Load [Member] | C000130666
Average Annual Return [Line Items]
Average Annual Return, Percent	12.16%		8.26%					6.59%
Without Sales Load [Member] | C000133169
Average Annual Return [Line Items]
Average Annual Return, Percent	3.37%		6.12%					3.40%
Without Sales Load [Member] | C000119637
Average Annual Return [Line Items]
Average Annual Return, Percent	15.84%		15.52%					11.32%
Without Sales Load [Member] | C000119639
Average Annual Return [Line Items]
Average Annual Return, Percent	15.69%		15.91%					11.65%
Without Sales Load [Member] | C000119640
Average Annual Return [Line Items]
Average Annual Return, Percent	24.44%		13.23%					7.29%
Without Sales Load [Member] | C000119641
Average Annual Return [Line Items]
Average Annual Return, Percent	28.01%		15.35%					9.00%
Without Sales Load [Member] | C000102372
Average Annual Return [Line Items]
Average Annual Return, Percent	6.26%		3.42%					3.06%
Without Sales Load [Member] | C000105758
Average Annual Return [Line Items]
Average Annual Return, Percent	6.89%		2.25%					3.11%
Without Sales Load [Member] | C000144481
Average Annual Return [Line Items]
Average Annual Return, Percent	6.23%		0.37%					1.50%
Without Sales Load [Member] | C000148066
Average Annual Return [Line Items]
Average Annual Return, Percent	7.20%		1.72%					3.14%
Without Sales Load [Member] | C000159757
Average Annual Return [Line Items]
Average Annual Return, Percent	5.76%		(1.47%)					3.47%
Without Sales Load [Member] | C000201101
Average Annual Return [Line Items]
Average Annual Return, Percent	7.49%		5.24%		5.05%
Without Sales Load [Member] | C000230181
Average Annual Return [Line Items]
Average Annual Return, Percent	6.33%	(0.52%)
Without Sales Load [Member] | C000109007
Average Annual Return [Line Items]
Average Annual Return, Percent	4.99%		3.10%					2.51%
Without Sales Load [Member] | C000174705
Average Annual Return [Line Items]
Average Annual Return, Percent	6.12%		(0.35%)			1.75%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.14%		17.05%	15.37%
MSCI World ex-US Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.59%		12.73%	9.12%
MSCI Emerging Markets Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.91%		7.45%	7.09%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.81%		16.73%					14.08%
MSCI World ex-USA Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.59%		12.73%					7.74%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.45%		17.63%					14.63%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.14%		17.05%				14.96%
MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.02%		15.58%				12.63%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.14%	12.42%
MSCI World ex-US Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.59%	7.89%
MSCI ACWI Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.64%		14.60%					11.31%
MSCI ACWI Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.64%		14.60%					11.31%
MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.02%		15.58%					11.79%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.14%		17.05%					14.38%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.14%		17.05%					14.38%
MSCI ACWI ex USA Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.93%		11.18%					7.66%
MSCI ACWI ex USA Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.93%		11.18%					7.66%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%		(0.24%)					1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%		(0.24%)					1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%		(0.24%)					1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%		(0.24%)					1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%		(0.24%)					1.90%
Bloomberg Universal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.51%		0.28%		2.36%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%	(0.44%)
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.69%		(1.63%)					1.10%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%		(0.24%)			1.91%
Northern Trust Quality Low Volatility IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	10.85%		13.70%	11.49%
Northern Trust Developed Markets ex-US Quality Low Volatility IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	14.70%		8.85%	6.41%
Northern Trust Emerging Markets Quality Low Volatility IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	18.27%		8.21%	6.36%
Morningstar® US Market Factor Tilt IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	18.49%		17.14%					13.04%
Morningstar® Developed Markets ex-US Factor Tilt IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	29.54%		14.13%					7.90%
MSCI Emerging Markets Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.91%		7.45%					7.68%
Morningstar® Emerging Markets Factor Tilt IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	23.69%		10.96%					7.94%
Northern Trust Quality Large Cap IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	25.41%		19.41%					13.62%
STOXX® USA ESG Select KPIs IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	18.70%		15.88%				14.28%
STOXX® Global ESG Select KPIs IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	22.58%		15.70%				13.23%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.45%	13.25%
Northern Trust ESG & Climate US Large Cap Core IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	18.05%	11.56%
Northern Trust ESG & Climate Developed Markets ex-US Core IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	17.87%	6.31%
Morningstar® Global Upstream Natural Resources IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	12.96%		14.68%					9.75%
STOXX® Global Broad Infrastructure Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.08%		8.16%					6.47%
FTSE EPRA/NAREIT Developed IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	3.42%		5.89%					3.02%
Northern Trust Global Quality Real Estate IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	3.25%		5.93%					3.30%
Northern Trust Quality Dividend IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	16.28%		15.93%					11.83%
Northern Trust Quality Dividend Defensive IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	15.98%		16.31%					12.16%
Northern Trust International Quality Dividend IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	24.50%		13.63%					7.61%
Northern Trust International Quality Dividend Dynamic IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	28.06%		15.80%					9.39%
iBoxx 3-Year Target Duration TIPS Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.36%		3.58%					3.23%
iBoxx 5-Year Target Duration TIPS Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.99%		2.44%					3.28%
ICE BofA® Constrained Duration US Mortgage Backed Securities IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	6.67%		1.01%					1.99%
Bloomberg U.S. Intermediate Corporate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.12%		1.76%					3.13%
Hybrid Northern Trust Credit-Scored US Long Corporate Bond IndexSM/Northern Trust US Long Corporate Bond Quality Value IndexSM*
Average Annual Return [Line Items]
Average Annual Return, Percent	7.29%		2.14%					3.56%
Bloomberg Long U.S. Corporate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.69%		(1.80%)					3.29%
Hybrid Northern Trust Credit-Scored US Long Corporate Bond IndexSM/Northern Trust US Long Corporate Bond Quality Value IndexSM*
Average Annual Return [Line Items]
Average Annual Return, Percent	5.75%		(1.02%)					4.03%
ICE BofA® US High Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.03%		5.48%		5.26%
Northern Trust High Yield Value-Scored US Corporate Bond IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	7.93%		6.34%		6.32%
Bloomberg US Corporate Total Return Value Unhedged Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.62%	(0.27%)
Northern Trust ESG & Climate Investment Grade U.S. Corporate Core IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	6.54%	(0.23%)
Bloomberg 1-3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.44%		3.11%					2.11%